Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2023	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212
Identifiable operating expenses	3,103	1,352	1,380	1,231	1,551	864	724	348	10,553
Allocated expenses	985	487	401	430	426	242	209	130	3,310
Segment profit	1,346	793	465	639	380	366	318	42	4,349
Unallocable expenses									524
Operating profit									3,825
Other income, net (Refer to Note 2.16)									335
Finance cost (Refer to Note 2.8)									35
Profit before Income taxes									4,125
Income tax expense									1,142
Net profit									2,983
Depreciation and amortization									524
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2022	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311
Identifiable operating expenses	2,967	1,158	1,231	1,029	1,133	798	649	316	9,281
Allocated expenses	867	399	353	347	332	213	174	124	2,809
Segment profit	1,384	822	451	566	322	335	319	22	4,221
Unallocable expenses									466
Operating profit									3,755
Other income, net (Refer to Note 2.16)									308
Finance cost (Refer to Note 2.8)									27
Profit before Income taxes									4,036
Income tax expense									1,068
Net profit									2,968
Depreciation and amortization									466
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2021	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Identifiable operating expenses	2,378	937	991	877	674	648	475	259	7,239
Allocated expenses	813	363	335	335	255	176	161	118	2,556
Segment profit	1,208	691	377	480	346	331	291	42	3,766
Unallocable expenses									441
Operating profit									3,325
Other income, net (Refer to Note 2.16)									297
Finance cost (Refer to Note 2.8)									26
Profit before Income taxes									3,596
Income tax expense									973
Net profit									2,623
Depreciation and amortization									441
Non-cash expenses other than depreciation and amortization									—

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services